Total Capital and Net Income Per Common Unit - Additional Information (Details)	12 Months Ended
Dec. 31, 2017
Brookfield
Limited Partners' Capital Account [Line Items]
General partner's interest (as a percent)	59.50%
Teekay Corporation
Limited Partners' Capital Account [Line Items]
General partner's interest (as a percent)	51.00%
General Partner | Brookfield
Limited Partners' Capital Account [Line Items]
General partner's interest (as a percent)	49.00%
Public
Limited Partners' Capital Account [Line Items]
General partner's interest (as a percent)	26.70%